Schedule of Consolidated Financial Statements of Entities (Details)	12 Months Ended
Jun. 30, 2024
Principal activities	Investment holding
Manadr Pte. Ltd. [Member]
Date of incorporation	28 September 2016
Percentage of direct or indirect interests	100.00%
Place of incorporation	Singapore
Principal activities	Providing healthcare services through mobile application and web portals
Mobile Health Pte. Ltd. [Member]
Date of incorporation	2 July 2009
Percentage of direct or indirect interests	100.00%
Place of incorporation	Singapore
Principal activities	Developing IT systems on mobile phone
1 Healthservice Pte. Ltd. [Member]
Date of incorporation	28 September 2016
Percentage of direct or indirect interests	100.00%
Place of incorporation	Singapore
Principal activities	Pharmacies, drug stores and other health services
Manacollege Pte. Ltd. [Member]
Date of incorporation	October 11, 2017
Percentage of direct or indirect interests	100.00%	[1]
Place of incorporation	Singapore
Principal activities	Struck off in September 2023
Mana Aesthetics Pte. Ltd. [Member]
Date of incorporation	October 11, 2017
Percentage of direct or indirect interests	100.00%
Place of incorporation	Singapore
Principal activities	Beauty and other personal care services
Nano Mana Pte. Ltd. [Member]
Date of incorporation	August 2, 2018
Percentage of direct or indirect interests	50.00%	[2]
Place of incorporation	Singapore
Principal activities	Struck off in September 2023
Manadr Clinic Pte. Ltd. [Member]
Date of incorporation	March 6, 2023
Percentage of direct or indirect interests	100.00%
Place of incorporation	Singapore
Principal activities	Clinics and other general medical services
Manadr Vietnam Pte. Ltd. [Member]
Date of incorporation	June 29, 2023
Percentage of direct or indirect interests	100.00%
Place of incorporation	Vietnam
Principal activities	Developing IT systems on mobile phone and web portals
Mobile Health Network Solutions Sdn. Bhd. [Member]
Date of incorporation	April 22, 2024
Percentage of direct or indirect interests	100.00%	[3]
Place of incorporation	Malaysia
Principal activities	Providing healthcare services through mobile application and web portals

[1]	The Company has a 100% interest in Manacollege Pte. Ltd., a dormant company. The company was struck off in September 2023.
[2]	The Company has a 50% interest in Nano Mana Pte. Ltd., a dormant joint venture company. The joint venture company was struck off in September 2023
[3]	On April 22, 2024, Mobile Health Network Solutions Sdn. Bhd.had been incorporated and the capital injection was $28.78 (MYR100).